Joint ventures and associates - Summary of Transactions With Joint Ventures and Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures And Associates [Line Items]
Sales and charges to joint ventures and associates	$ 8,389	$ 9,652	$ 10,223
Purchases and charges from joint ventures and associates	$ 11,770	$ 13,076	$ 15,084